Cash and cash equivalents - Credit quality of issuers of investments (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
IFRS Statement [Line Items]
Cash and cash equivalents	$ 7,075,758	$ 6,311,744	$ 7,945,885	$ 8,410,467
AAA [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	3,851,656	3,092,236
A-1 [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	1,244,462	512,757
BRC1+ [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	673,342	470,623
BBB [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	569,514	1,305,037
F1+ [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	244,547	222,454
AA [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	229,473	107,520
A [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	167,404	0
A-2 [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	89,996	147,186
BB [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	43	0
BAA2 [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	10	0
A1 [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	0	394,696
F1 [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	0	48,566
Other [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	$ 5,311	$ 10,669